EQUITY COMPENSATION PLAN - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands		12 Months Ended
	May 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 1,800
Options to purchase common stock issued and outstanding
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 39,300
Options to purchase common stock issued and outstanding | 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		$ 51,534	$ 24,846
Options to purchase common stock issued and outstanding | 2024 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		6,984
Research and development | Options to purchase common stock issued and outstanding | 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		32,809	16,630
Research and development | Options to purchase common stock issued and outstanding | 2024 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		4,066
General and administrative | Options to purchase common stock issued and outstanding | 2017 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		18,725	$ 8,216
General and administrative | Options to purchase common stock issued and outstanding | 2024 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense		$ 2,918